Provisions (Details) - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		$ 36,828,000	$ 30,896,000
Additions	[1]	13,148,000	33,305,000
Derecognition of Nexa's share of Enercan's provisions - note 4		(311,000)
Reversals		(5,484,000)	(20,132,000)
Interest accrual		1,754,000	746,000
Payments		(4,584,000)	(5,327,000)
Foreign exchange effect		2,266,000	(2,385,000)
Other		280,000	(275,000)
Balance at the end of the year		43,897,000	36,828,000
Legal proceedings provision tax [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		4,535,000
Additions	[1]	4,282,000
Derecognition of Nexa's share of Enercan's provisions - note 4		(311,000)
Reversals		(722,000)
Interest accrual		547,000
Payments		(802,000)
Foreign exchange effect		398,000
Other		232,000
Balance at the end of the year		8,159,000	4,535,000
Legal Proceedings Provision Labor [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		18,674,000
Additions	[1]	5,016,000
Reversals		(3,288,000)
Interest accrual		1,494,000
Payments		(1,936,000)
Foreign exchange effect		1,117,000
Other		(557,000)
Balance at the end of the year		20,520,000	18,674,000
Legal proceedings provision civil [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		703,000
Additions	[1]	724,000
Reversals		(409,000)
Interest accrual		(383,000)
Payments		(1,180,000)
Foreign exchange effect		89,000
Other		700,000
Balance at the end of the year		244,000	703,000
Legal proceedings provision environmental [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		12,916,000
Additions	[1]	3,126,000
Reversals		(1,065,000)
Interest accrual		96,000
Payments		(666,000)
Foreign exchange effect		662,000
Other		(95,000)
Balance at the end of the year		$ 14,974,000	$ 12,916,000

[1]	Brazillian Court of Justice